VictoryShares US Small Cap High Div Volatility Wtd ETF Average Annual Total Returns	12 Months Ended		60 Months Ended	86 Months Ended	114 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.87%	23.81%	13.86%	13.48%	12.94%
Russell 2000® Value Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.66%	8.05%	7.29%		7.50%
Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.41%	9.17%		9.93%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Prospectus [Line Items]
Average Annual Return, Percent		9.90%	8.70%		9.50%	[1]
VictoryShares US Small Cap High Div Volatility Wtd ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		8.45%	7.63%		8.52%	[1]
VictoryShares US Small Cap High Div Volatility Wtd ETF | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.81%	6.58%		7.47%	[1]

[1]	Inception date is July 8, 2015.